Other Current Assets (Details) - Schedule of other current assets - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Schedule of other current assets [Abstract]
Receivable for Convertible loan	[1]		$ 150,000
Government authorities		54,977	20,894
Other		35,132	23,279
Total		$ 90,109	$ 194,173

[1]	Such amount was collected in January 2020, see Note 8.c. for additional information.